Offsetting financial assets and financial liabilities	12 Months Ended
Oct. 31, 2021
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Offsetting financial assets and financial liabilities

Note 29 Offsetting financial assets and financial liabilities
Offsetting within our Consolidated Balance Sheets may be achieved where financial assets and liabilities are subject to master netting arrangements that provide the currently enforceable right of offset and where there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. For derivative contracts and repurchase and reverse repurchase arrangements, this is generally achieved when there is a market mechanism for settlement (e.g., central counterparty exchange or clearing house) which provides daily net settlement of cash flows arising from these contracts. Margin receivables and margin payables are generally offset as they settle simultaneously through a market settlement mechanism.
Amounts that do not qualify for offsetting include master netting arrangements that only permit outstanding transactions with the same counterparty to be offset in an event of default or occurrence of other predetermined events. Such master netting arrangements include the International Swaps and Derivatives Association Master Agreement or certain derivative exchange or clearing counterparty agreements for derivative contracts, global master repurchase agreement and global master securities lending agreements for repurchase, reverse repurchase and other similar secured lending and borrowing arrangements.
The amount of financial collateral received or pledged subject to master netting arrangements or similar agreements but do not qualify for offsetting refers to the collateral received or pledged to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or the occurrence of other predetermined events. Certain amounts of collateral are restricted from being sold or re-pledged
unless there is an event of default or the occurrence of other predetermined events.
The following tables provide the amount of financial instruments that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2021
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$384,439	$77,028	$307,411	$101	$305,071	$2,239	$492	$307,903
Derivative assets (3)	84,595	314	84,281	57,101	12,978	14,202	11,260	95,541
Other financial assets	412	240	172	1	61	110	–	172
	$469,446	$77,582	$391,864	$57,203	$318,110	$16,551	$11,752	$403,616

	As at October 31, 2020
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$347,327	$35,783	$311,544	$36	$310,128	$1,380	$1,471	$313,015
Derivative assets (3)	99,535	657	98,878	69,300	18,627	10,951	14,610	113,488
Other financial assets	445	192	253	2	50	201	–	253
	$447,307	$36,632	$410,675	$69,338	$328,805	$12,532	$16,081	$426,756
(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $12 billion (October 31, 2020 – $15 billion) and non-cash collateral of $307 billion (October 31, 2020 – $314 billion).
(3)	Includes cash margin of $3 billion (October 31, 2020 - $5 billion) which offset against the derivative balance on the balance sheet.
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2021
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet	Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$338,737	$77,028	$261,709	$101	$261,135	$473	$492	$262,201
Derivative liabilities (3)	77,514	314	77,200	57,101	10,503	9,596	14,239	91,439
Other financial liabilities	412	240	172	1	–	171	–	172
	$416,663	$77,582	$339,081	$57,203	$271,638	$10,240	$14,731	$353,812

	As at October 31, 2020
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)

(Millions of Canadian dollars)	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet	Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$309,130	$35,783	$273,347	$36	$272,871	$440	$884	$274,231
Derivative liabilities (3)	96,138	657	95,481	69,300	16,232	9,949	14,446	109,927
Other financial liabilities	358	192	166	2	–	164	–	166
	$405,626	$36,632	$368,994	$69,338	$289,103	$10,553	$15,330	$384,324
(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $9 billion (October 31, 2020 – $14 billion) and non-cash collateral of $262 billion (October 31, 2020 – $276 billion).
(3)	Includes cash margin of $3 billion (October 31, 2020 – $2 billion) which offset against the derivative balance on the balance sheet.